UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.8%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/16	2,500,000	2,763,325
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,128,620
Arizona--1.2%
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project)	5.00	7/1/17	3,000,000	3,426,210
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,217,500
California--7.2%
California,
GO	5.00	9/1/16	2,500,000	2,803,025
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,713,557
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/15	2,695,000	2,944,503
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,130,000	3,139,891
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	7,969,184
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects) (Escrowed
to Maturity)	5.00	12/1/15	5,000,000	5,448,750
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,182,580
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,495,880
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.00	9/1/17	1,430,000	1,569,697
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	4.00	7/1/16	2,000,000	2,179,440
Stockton Unified School District,
GO	3.00	7/1/14	700,000	708,043

Colorado--1.2%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000	1,115,990
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/18	1,180,000	1,331,984
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales University
Project)	5.00	4/1/18	2,000,000	2,258,960
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000	1,069,780
Connecticut--2.7%
Connecticut,
GO	5.00	10/15/17	4,000,000	4,607,280
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/15	7,500,000	8,168,550
District of Columbia--.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,354,716
Florida--7.0%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,650,915
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,125,020
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,602,250
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,993,892
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,629,477
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,318,575
Jacksonville Electric Authority,
Electric System Revenue	5.00	10/1/16	1,920,000	2,156,774
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	1,959,317
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,400,078
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,056,115
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,159,688
Tampa Bay Water, A Regional Water

Supply Authority, Utility
System Revenue	5.00	10/1/15	1,080,000	1,167,923
Georgia--3.6%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,568,799
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,483,800
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,806,250
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,098,564
Illinois--9.7%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.00	1/1/18	1,105,000	1,242,694
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,350,000	4,838,374
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	3,896,750
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/15	1,000,000	1,046,950
Illinois,
GO	5.00	1/1/15	2,665,000	2,778,316
Illinois,
GO	5.00	1/1/16	2,500,000	2,688,225
Illinois,
GO	5.00	7/1/17	5,000,000	5,569,200
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	4.00	6/15/16	2,750,000	2,980,120
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	6,313,316
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,595,552
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,335,708
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,538,860
Indiana--1.7%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,500,000	2,680,725

Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,153,120
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,065,880
Kansas--.3%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,443,237
Louisiana--1.0%
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,797,315
Maryland--2.0%
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/16	1,500,000	1,685,790
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	7,000,000	7,772,380
Massachusetts--2.7%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,642,350
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,140,420
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	692,601
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	4,092,644
Michigan--3.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,147,125
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	999,570
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	999,260
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	1/15/15	4,300,000	4,521,536
Michigan Finance Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/15	5,000,000	5,409,800
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,263,100
Minnesota--1.7%
Minnesota,

State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000		6,201,777
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000		1,718,816
Missouri--.7%
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000		3,356,940
Nebraska--.9%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000		4,129,658
Nevada--1.8%
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000		5,576,000
Nevada,
Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000		2,877,225
New Jersey--2.0%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000		5,387,550
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000		1,826,772
New Jersey Turnpike Authority,
Turnpike Revenue	0.61	1/1/18	2,500,000	a	2,485,025
New York--15.9%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/1/15	2,750,000		2,981,935
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,614,450
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000		1,122,890
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000		1,159,130
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000		2,872,893
New York City,
GO	5.00	8/1/15	2,000,000		2,148,680
New York City,
GO	5.00	8/1/16	5,725,000		6,375,188
New York City,
GO	5.00	8/1/18	6,500,000		7,506,460
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/15	2,000,000		2,104,480
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue

(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000	2,083,620
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000	5,630,100
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/17	5,000,000	5,701,250
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	6,990,594
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,066,150
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000	2,018,870
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing
Program)	5.00	10/1/16	2,825,000	3,139,677
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,680,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,512,250
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,468,270
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,671,855
North Carolina--2.3%
North Carolina Municipal Power
Agency, Catawba Electric
Revenue	4.00	1/1/18	4,480,000	4,948,160
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,782,737
Ohio--1.0%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,544,440
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/14	70,000	73,097
Oklahoma--.5%
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,221,380
Oregon--.4%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	1,936,620

Pennsylvania--6.1%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,028,470
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,045,090
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	4,033,087
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,059,790
Pennsylvania,
GO	5.00	5/1/17	3,860,000	4,400,439
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,605,910
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000	12,426,878
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,284,948
Texas--8.6%
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,340,287
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000	1,154,280
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000	8,294,438
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,296,644
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,318,738
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,791,500
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	2,993,676
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,195,269
Love Field Airport Modernization

Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,483,138
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/14	5,000	5,091
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/14	5,000	5,090
Lower Colorado River Authority,
Revenue (Escrowed to Maturity)	5.00	5/15/14	5,000	5,091
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	1,000,000	1,105,190
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,543,314
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/16	4,415,000	4,842,284
Waco,
GO	4.00	2/1/16	1,000,000	1,072,080
Utah--1.6%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	4.00	7/1/17	7,000,000	7,743,470
Virginia--2.0%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,572,681
Virginia Public School Authority,
School Technology and Security
Notes	5.00	4/15/18	5,000,000	5,816,500
Washington--5.1%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000	1,600,860
King County,
Sewer Revenue	5.00	1/1/16	5,000,000	5,459,800
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,142,820
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,228,304
Tobacco Settlement Authority of
Washington, Tobbaco Settlement
Revenue	5.00	6/1/18	1,650,000	1,880,456
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,562,300
Washington,
GO (Various Purpose)	5.00	2/1/18	5,245,000	6,076,070
Wisconsin--.3%
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,657,995
U.S. Related--2.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,268,904

Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	987,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	1,750,000	1,691,760
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	4,995,200
Total Long-Term Municipal Investments
(cost $459,540,815)				464,036,701

Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)	Value ($)
Michigan;
Michigan Finance Authority,
State Aid Revenue Notes
(School District of the City
of Detroit)
(cost $3,175,000)	4.38	8/20/14	3,175,000	3,226,816
Total Investments (cost $462,715,815)			99.0%	467,263,517
Cash and Receivables (Net)			1.0%	4,788,783
Net Assets			100.0%	472,052,300

a	Variable rate security--interest rate subject to periodic change.

At December 31, 2013, the net unrealized appreciation on investments was $4,547,702 of which $5,333,600 related to appreciated investment securities and $785,898 related to depreciated investment securities. At December 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity
Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt
Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable
Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)